UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall Street, 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) – 135.8% (92.1% of Total Investments)

Aerospace & Defense – 4.0%
Advanced Integration Technology LP, Term B-1 Loan - First Lien, 5.985% (LIBOR + 4.750%), 04/03/23(b)	$1,485,038	$1,481,325
Constellis Holdings LLC, Term Loan B - First Lien, 6.333% (LIBOR + 5.000%), 04/21/24(b)	1,995,000	1,998,740
Constellis Holdings LLC, Term Loan B - Second Lien, 10.333% (LIBOR + 9.000%), 04/21/25	1,000,000	992,710
Pelican Products, Inc., Term Loan - Second Lien, 9.583% (LIBOR + 8.250%), 04/09/21(b)	1,000,000	1,000,000
Total Aerospace & Defense		5,472,775
Automotive – 1.4%
AP Exhaust Acquisition LLC, Initial Term Loan - First Lien, 6.309% (LIBOR + 5.000%), 05/10/24(b)	498,750	488,151
BBB Industries US Holdings, Inc., Initial Term Loan - First Lien, 5.735% (LIBOR + 4.500%), 11/03/21(b)	1,462,060	1,473,026
Total Automotive		1,961,177
Banking, Finance, Insurance & Real Estate – 3.9%
AssuredPartners Capital, Inc., Term B - First Lien, (LIBOR + 3.350%), 10/22/24(c)	500,000	501,458
Capital Automotive L.P., Tranche B Term Loans - Second Lien, 7.240% (LIBOR + 6.000%), 03/24/25	492,274	500,120
Focus Financial Partners LLC, Term Loan - First Lien, 4.549% (LIBOR + 3.250%), 05/19/24(b)	1,000,000	1,009,375
GENEX Services, Inc., Term Loan B - First Lien, 5.485% (LIBOR + 4.250%), 05/28/21	1,793,916	1,788,310
USI, Inc./NY, Term Loan B - First Lien, (LIBOR + 3.000%), 05/16/24(b)(c)	1,500,000	1,496,250
Total Banking, Finance, Insurance & Real Estate		5,295,513
Beverage, Food & Tobacco – 1.9%
Arctic Glacier U.S.A., Inc., Initial Term Loan - First Lien, 5.485% (LIBOR + 4.250%), 03/20/24(b)	995,000	1,002,462
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 7.083% (LIBOR + 5.750%), 04/03/20(b)	850,000	809,625
Flavors Holdings Inc., Initial Term Loan - Second Lien, 11.333% (LIBOR + 10.000%), 10/03/21(b)	1,000,000	747,500
Total Beverage, Food & Tobacco		2,559,587
Building & Construction – 1.6%
Can Am Steel Corporation, Closing Date Term Loan - First Lien, 6.799% (LIBOR + 5.500%), 06/29/24(b)	1,197,000	1,201,489
Primeline Utility Services LLC, Term Loan B - First Lien, 6.811% (LIBOR + 5.500%), 11/12/22	994,899	994,898
Total Building & Construction		2,196,387
Capital Goods – 1.0%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.315% (LIBOR + 3.000%), 11/23/20	1,458,634	1,355,312
Consumer Products: Non Durables – 3.1%
ABG Intermediate Holdings 2 LLC (Authentic Brands), Term Loan - 2017 - First Lien, (LIBOR + 3.500%), 09/26/24(b)(c)	750,000	753,750

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Consumer Products: Non Durables – 3.1% (continued)
ABG Intermediate Holdings 2 LLC (Authentic Brands), Term Loan - Second Lien, (LIBOR + 7.750%), 09/26/25(c)	$388,889	$392,778
Varsity Brands, Inc. (Hercules Achievement), Term B Loan - First Lien, 4.732% (LIBOR + 3.500%), 12/11/21	1,945,000	1,962,631
Vince Intermediate Holding LLC, Initial Term Loan - First Lien, 6.312% (LIBOR + 5.000%), 11/27/19(b)	205,714	180,000
ZEP, Inc. (Acuity Special Products), Initial Term Loan - First Lien, 5.235% (LIBOR + 4.000%), 08/12/24	1,000,000	1,004,585
Total Consumer Products: Non Durables		4,293,744
Energy, Oil & Gas – 2.3%
Gulf Finance, LLC, Tranche B Term Loan - First Lien, 6.590% (LIBOR + 5.250%), 08/25/23	1,462,954	1,388,899
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 7.750% (LIBOR + 3.500%), 06/18/20	2,892,337	1,023,164
TerraForm AP Acquisition Holdings LLC, Loans - First Lien, 5.583% (LIBOR + 4.250%), 06/27/22(b)	747,859	764,686
Total Energy, Oil & Gas		3,176,749
Healthcare & Pharmaceuticals – 7.0%
Alvogen Pharma US, Inc., Term Loan - First Lien, 6.240% (LIBOR + 5.000%), 04/01/22	3,014,772	3,008,487
Arbor Pharmaceuticals, LLC, Initial Term Loan - First Lien, 6.333% (LIBOR + 5.000%), 07/05/23	2,437,500	2,474,062
CHS / Community Health Systems, Inc., Incremental 2021 Term H Loans - First Lien, 4.317% (LIBOR + 3.000%), 01/27/21	1,281,817	1,275,165
Epic Health Services, Inc., Term Loan - First Lien, 5.485% (LIBOR + 4.250%), 03/16/24(b)	597,000	594,015
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan - First Lien, 5.990% (LIBOR + 4.750%), 04/01/22	1,255,479	1,279,276
Zest Holdings LLC, 2017 Replacement Term Loan - First Lien, 5.490% (LIBOR + 4.250%), 08/16/23	995,000	1,012,413
Total Healthcare & Pharmaceuticals		9,643,418
Hotel, Gaming & Leisure – 2.9%
Caesars Entertainment Resort Properties LLC, Term B Loan - First Lien, 4.735% (LIBOR + 3.500%), 10/12/20	1,944,643	1,950,720
Parq Holdings LP (Canada), Term Loan - First Lien, 8.734% (LIBOR + 7.500%), 12/17/20(b)	2,000,000	1,995,000
Total Hotel, Gaming & Leisure		3,945,720
Manufacturing – 9.7%
Blount International, Inc., Initial Term Loan - First Lien, 6.237% (LIBOR + 5.000%), 04/12/23(b)	1,683,000	1,701,934
Cortes NP Acquisition Corp. (Vertiv), Term B Loan - First Lien, 5.239% (LIBOR + 4.000%), 11/30/23	967,672	976,541
CPM Holdings, Inc., Initial Term Loan - First Lien, 5.485% (LIBOR + 4.250%), 04/11/22	2,057,697	2,086,854
CPM Acquisition Corp., Term Loan - Second Lien, 9.485% (LIBOR + 8.250%), 04/10/23(b)	750,000	765,000
Duke Finance LLC, 2017 Refinancing Term Loan B - First Lien, 5.583% (LIBOR + 4.250%), 02/21/24(b)	1,470,150	1,481,176

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Manufacturing – 9.7% (continued)
Meter Readings Holding, LLC (Aclara Technologies LLC), Initial Term Loan - First Lien, 7.067% (LIBOR + 5.750%), 08/29/23(b)	$1,980,000	$2,019,600
MTS System Corp., Tranche B Term Loan 2017 - First Lien, 4.490% (LIBOR + 3.250%), 07/05/23(b)	1,485,000	1,497,994
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 7.083% (LIBOR + 5.750%), 07/27/20(b)	2,910,000	2,720,850
Total Manufacturing		13,249,949
Media: Advertising, Printing & Publishing – 3.4%
Cengage Learning Acquisitions, Inc., Term B Loan - First Lien, 5.485% (LIBOR + 4.250%), 06/07/23	2,263,006	2,092,466
Getty Images, Inc., Initial Term Loan - First Lien, 4.833% (LIBOR + 3.500%), 10/18/19	2,931,119	2,544,431
Total Media: Advertising, Printing & Publishing		4,636,897
Media: Broadcasting & Subscription – 2.6%
CSC Holdings LLC, 2017 Refinancing Term Loan - First Lien, 3.484% (LIBOR + 2.250%), 07/17/25	1,077,305	1,072,974
Urban One (Radio One, Inc.), Initial Term Loan - First Lien, 5.340% (LIBOR + 4.000%), 04/18/23	1,496,241	1,472,862
Tribune Company, Term C Loan - First Lien, 4.235% (LIBOR + 3.000%), 01/26/24	947,371	950,630
Tribune Company, Term B Loan - First Lien, 4.235% (LIBOR + 3.000%), 12/27/20	76,010	76,343
Total Media: Broadcasting & Subscription		3,572,809
Media: Diversified and Services – 2.2%
IMG LLC/William Morris Endeavor Entertainment LLC, Term Loan - First Lien, 4.490% (LIBOR + 3.250%), 05/03/21	1,935,299	1,951,023
Match Group, Inc., Term Loan B - First Lien, 3.809% (LIBOR + 2.500%), 11/16/22	533,203	537,869
SESAC Holdco II LLC, Term Loan - Second Lien, 8.485% (LIBOR + 7.250%), 02/24/25(b)	500,000	498,750
Total Media: Diversified and Services		2,987,642
Metals & Mining – 0.7%
Big River Steel LLC, Closing Date Term Loan - First Lien, 6.333% (LIBOR + 5.000%), 08/23/23(b)	1,000,000	1,015,000
Packaging – 0.5%
Fortress Merger Sub Inc. (Fort Dearborn Company), Initial Term Loan - Second Lien, 9.799% (LIBOR + 8.500%), 10/21/24(b)	750,000	748,125
Restaurants – 1.7%
Restaurant Brands International, Inc. (Burger King), Term B-3 Loan - First Lien, 3.485% (LIBOR + 2.250%), 02/17/24	742,219	742,034
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.990% (LIBOR + 3.750%), 03/19/21(b)	1,694,982	1,593,283
Total Restaurants		2,335,317
Retail – 8.9%
Albertson's LLC, 2017-1 Term Loan B-4, 3.985% (LIBOR + 2.750%), 08/25/21	1,560,694	1,508,146

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Retail – 8.9% (continued)
Albertson's LLC, 2017-1 Term Loan B-5, 4.330% (LIBOR + 3.000%), 12/21/22	$1,485,056	$1,434,542
American Sportsman Holdings Co. (Bass Pro), Term Loan B - First Lien, 6.235% (LIBOR + 5.000%), 11/15/23	2,097,398	1,981,160
BJ's Wholesale Club, Inc., Initial Term Loan - Second Lien, 8.732% (LIBOR + 7.500%), 02/03/25	2,000,000	1,917,000
CH Hold Corp. (Caliber Collision), Initial Term Loan - First Lien, 4.235% (LIBOR + 3.000%), 02/01/24	414,772	418,792
CH Hold Corp. (Caliber Collision), Initial Term Loan - Second Lien, 8.485% (LIBOR + 7.250%), 02/03/25(b)	500,000	512,500
Charming Charlie LLC, Initial Term Loan - First Lien, 9.289% (LIBOR + 8.000%), 12/24/19(b)	875,306	415,770
CWGS Group, LLC (Camping World), Term Loans - First Lien, 4.981% (LIBOR + 3.750%), 11/08/23	1,985,000	1,997,615
FullBeauty Brands LP / OSP Group, Inc. (a/k/a OneStopPlus Group & Redcats USA), Initial Term Loan - First Lien, 5.985% (LIBOR + 4.750%), 10/14/22	984,887	737,434
Petco Animal Supply (PET Acquisition Merger Sub LLC), Term Loan - First Lien, 4.311% (LIBOR + 3.000%), 01/26/23	1,255,628	1,040,080
Toys R US-Delaware, Inc., DIP FILO - First Lien, (LIBOR + 7.750%), 01/29/19(c)	232,231	236,876
Total Retail		12,199,915
Services: Business – 19.6%
Air Medical Group Holdings, Inc., Term Loan B - 2017 - First Lien, (LIBOR + 4.250%), 09/25/24(c)	562,500	563,029
Air Methods Corporation, Term Loan B - First Lien, 4.833% (LIBOR + 3.500%), 04/21/24	2,500,000	2,470,825
Brand Energy & Infrastructure Services Inc., Term Loan - First Lien, 5.554% (LIBOR + 4.250%), 06/15/24	1,197,000	1,204,559
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.981% (LIBOR + 3.750%), 11/26/19(b)	965,000	967,412
Checkout Holding Corp. (Catalina Holding Corp), Term Loan B - First Lien, 4.735% (LIBOR + 3.500%), 04/09/21	2,865,000	2,419,722
Creative Artists Agency, LLC, Refinancing Term Loan - First Lien, 4.734% (LIBOR + 3.500%), 02/15/24	995,000	1,000,602
CT Technologies Intermediate Holdings, Inc. (HealthPort), New Term Loan - First Lien, 5.485% (LIBOR + 4.250%), 12/01/21	1,945,225	1,950,088
Cvent Inc., Term Loan B - First Lien, 5.235% (LIBOR + 4.000%), 11/29/23(b)	2,487,500	2,518,420
EAB (Education Advisory Board/Avatar Purchaser, Inc.), Term Loan - First Lien, (LIBOR + 3.750%), 09/07/24(c)	1,350,000	1,350,000
Garda World Security Corporation, Term B Loan - First Lien, 5.311% (LIBOR + 4.000%), 05/24/24	598,025	604,879
RentPath, Inc., Term Loan - Second Lien, 10.240% (LIBOR + 9.000%), 12/19/22	1,000,000	969,165
Sirva Worldwide, Inc., Term Loan - First Lien, 7.810% (LIBOR + 6.500%), 11/22/22(b)	2,977,500	3,007,275
Solera Holdings, Inc., Dollar Term Loan - First Lien, 4.485% (LIBOR + 3.250%), 02/28/23	1,921,158	1,929,668

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Business – 19.6% (continued)
TKC Holdings, Inc., Term Loan - First Lien, 5.522% (LIBOR + 4.250%), 02/01/23	$995,000	$1,005,363
TKC Holdings, Inc., Term Loan - Second Lien, 9.272% (LIBOR + 8.000%), 02/01/24(b)	998,451	1,012,180
Trader Corp., Term Loan 2017 - First Lien, 4.581% (LIBOR + 3.250%), 09/28/23(b)	995,000	995,627
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.235% (LIBOR + 4.000%), 05/06/21	1,936,660	1,948,764
USIC Holdings, Inc., New Term Loan - First Lien, 5.004% (LIBOR + 3.500%), 12/08/23	995,000	1,002,875
Total Services: Business		26,920,453
Services: Consumer – 12.9%
Casablanca US Holdings, Inc., Term Loan - First Lien, 5.985% (LIBOR + 4.750%), 03/29/24	2,985,000	2,985,940
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 7.500% (LIBOR + 4.250%), 07/01/20	809,815	815,382
Heartland Dental LLC, Term Loan 2017 - First Lien, 6.090% (LIBOR + 4.750%), 07/31/23	1,000,000	1,006,750
Jackson Hewitt Tax Service, Inc., Initial Term Loan - First Lien, 8.311% (LIBOR + 7.000%), 07/30/20(b)	930,690	900,443
New Millennium Holdco, Inc. and Millennium Health, LLC, Closing Date Term Loan - First Lien, 7.735% (LIBOR + 6.500%), 12/21/20	970,453	494,931
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) - First Lien, 6.500% (LIBOR + 5.250%), 07/01/19	2,509,263	2,531,997
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 10.250% (LIBOR + 9.000%), 07/01/20	1,500,000	1,512,188
Redbox Automated Retail LLC, Term B Loans - First Lien, 8.735% (LIBOR + 7.500%), 09/21/21	569,816	575,514
Renaissance Learning, Inc., Initial Term Loan - First Lien, 5.083% (LIBOR + 3.750%), 04/09/21	1,913,361	1,928,907
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.333% (LIBOR + 7.000%), 04/11/22(b)	980,321	992,575
TruGreen LP, Initial Incremental Term Loan - First Lien, 5.235% (LIBOR + 4.000%), 04/13/23	995,000	1,008,681
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan - First Lien, 4.550% (LIBOR + 3.250%), 04/02/20	2,992,167	2,961,707
Total Services: Consumer		17,715,015
Services: Rental – 0.3%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.333% (LIBOR + 9.000%), 11/26/21(b)	500,000	395,000
Technology: Hardware – 0.9%
Zebra Technologies Corporation., Tranche B Term Loan - First Lien, 3.314% (LIBOR + 2.000%), 10/27/21	1,241,343	1,244,763
Technology: Semiconductor – 0.8%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 3.487% (LIBOR + 2.250%), 05/20/24	1,113,352	1,113,124

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Technology: Services – 10.1%
Ability Networks, Inc. (Butler Merger Sub II, Inc.), Initial Term Loan - Second Lien, 9.485% (LIBOR + 8.250%), 05/16/22(b)	$1,000,000	$1,015,000
AP Gaming I LLC (American Gaming Systems), Term B Loan - First Lien, 6.735% (LIBOR + 5.500%), 02/15/24	1,091,016	1,114,200
Cast & Crew Payroll, LLC, Term B-1 Loan - 2017 - First Lien, 4.334% (LIBOR + 3.500%), 08/12/22	476,613	478,498
ConvergeOne Holdings Corporation, Term Loan - First Lien, 6.090% (LIBOR + 4.750%), 06/20/24	1,496,807	1,498,678
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan - B2 - 2017 - First Lien, (LIBOR + 4.750%), 09/20/24(c)	1,000,000	1,011,250
DigiCert, Inc. (Unipeg Merger Corp.), Term Loan - Second Lien, (LIBOR + 8.500%), 09/21/24(c)	750,000	758,284
Everi Payments Inc. (Global Cash Access), Term B Loan - First Lien, 5.735% (LIBOR + 4.500%), 05/09/24	997,500	1,007,724
First Data Corporation, 2022D New Dollar Term Loan - First Lien, 3.487% (LIBOR + 2.250%), 07/08/22	1,707,621	1,712,368
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Amendment No 2 Initial Term Loan – First Lien, 4.820% (LIBOR + 3.500%), 09/15/24	1,940,852	1,933,574
MH Sub I, LLC and Micro Holding Corp. (Internet Brands), Term Loan - Second Lien, 8.820% (LIBOR + 7.500%), 09/15/25	250,000	248,958
Scientific Games International, Inc., Term B-4 Loan - First Lien, 4.485% (LIBOR + 3.250%), 08/14/24	3,070,501	3,079,620
Total Technology: Services		13,858,154
Technology: Software – 17.4%
Almonde, Inc. (Misys), Dollar Term Loan - First Lien, 4.817% (LIBOR + 3.500%), 06/13/24	1,000,000	1,005,575
Almonde, Inc. (Misys), Dollar Term Loan - Second Lien, 8.567% (LIBOR + 7.250%), 06/13/25	500,000	510,267
ASG Technologies Group, Inc., Term Loan - First Lien, 6.061% (LIBOR + 4.750%), 07/31/24(b)	1,041,667	1,054,688
Canyon Valor Companies (GTCR Valor Cos Inc. (aka Cision AB)), Initial Dollar Term Loan - First Lien, 5.583% (LIBOR + 4.250%), 06/16/23	2,000,000	2,027,910
Compuware Corp., Tranche B-3 Term Loan - First Lien, 5.490% (LIBOR + 4.250%), 12/15/21	1,447,950	1,466,049
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Tranche B-2 Dollar Term Loan - First Lien, 5.083% (LIBOR + 3.750%), 12/01/23	1,491,381	1,503,901
Infoblox, Inc., Term Loan - First Lien, 6.235% (LIBOR + 5.000%), 11/07/23	2,210,369	2,229,025
Infoblox, Inc., Term Loan - Second Lien, 9.985% (LIBOR + 8.750%), 11/07/24	1,000,000	1,000,000
Kronos Inc., Initial Term Loan - First Lien, 4.811% (LIBOR + 3.500%), 11/01/23	1,488,769	1,499,004
PNI Canada Acquireco Corp. (Sandvine), Initial Term Loan - First Lien, 7.073% (LIBOR + 5.750%), 08/23/22(b)	912,500	876,000
Project Alpha Intermediate Holding, Inc. (Qlik), Term Loan - First Lien, 4.810% (LIBOR + 3.500%), 04/26/24	1,995,000	1,953,235
Riverbed Technology, Inc., First Amendment Term Loan - First Lien, 4.490% (LIBOR + 3.250%), 04/24/22	966,020	945,695

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Technology: Software – 17.4% (continued)
SolarWinds Inc., 2017 Refinancing Term Loan - First Lien, 4.735% (LIBOR + 3.500%), 02/03/23	$4,442,898	$4,462,335
Starfish - V Merger Sub Inc. (Syncsort), Term Loan B 2017 - First Lien, 6.314% (LIBOR + 5.000%), 08/16/24(b)	833,333	818,750
ViewPoint, Inc., Term Loan - First Lien, 5.703% (LIBOR + 4.250%), 07/19/24	1,500,000	1,505,625
ViewPoint, Inc., Term Loan - Second Lien, 9.703% (LIBOR + 8.250%), 07/21/25(b)	1,000,000	997,500
Total Technology: Software		23,855,559
Telecommunications – 7.1%
Asurion LLC, (Asurion Delivery and Installation Services, Inc.), Replacement B-5 Term Loan - First Lien, 4.235% (LIBOR + 3.000%), 11/03/23	1,608,675	1,617,724
Asurion LLC, (Asurion Delivery and Installation Services, Inc.), Replacement B-4 Term Loan – Second Lien, 3.985% (LIBOR + 2.750%), 08/04/22	1,903,778	1,911,632
Avaya Inc., Term Loan (DIP) - First Lien, 8.737% (LIBOR + 7.500%), 01/19/18	840,553	849,858
Avaya, Inc., Term B-7 - First Lien, 6.417% (LIBOR + 5.250%), 05/29/20(g)	2,458,538	2,088,221
Avaya, Inc., Replacement Term Loan B-6 - First Lien, 6.500% (LIBOR + 5.500%), 03/31/18(g)	1,306,662	1,105,971
Birch Communications, Inc., Term Loan - First Lien, 8.550% (LIBOR + 7.250%), 07/17/20	1,767,148	1,506,494
Frontier Communications Corporation, Term Loan - First Lien, 4.990% (LIBOR + 3.750%), 06/15/24	748,125	712,593
Total Telecommunications		9,792,493
Transportation: Services – 4.2%
Commercial Barge Line Co. (American Commercial Lines), Initial Term B Loan - First Lien, 9.985% (LIBOR + 8.750%), 11/12/20	2,452,847	1,956,146
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan 2017 – First Lien, 6.833% (LIBOR + 5.500%), 08/18/22	3,404,128	3,366,904
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 9.833% (LIBOR + 8.500%), 08/18/23	500,000	476,042
Total Transportation: Services		5,799,092
Waste Management – 1.1%
EnergySolutions (Envirocare of Utah), Term Advance 2017 - First Lien, 6.090% (LIBOR + 4.750%), 05/29/20(b)	1,467,321	1,494,834
Wholesale – 2.6%
4L Technologies, Inc. (Clover Technologies Group LLC), Initial Term Loan - First Lien, 5.737% (LIBOR + 4.500%), 05/08/20	876,315	741,582
Associated Asphalt Partners, LLC, Term Loan B - First Lien, 6.485% (LIBOR + 5.250%), 03/30/24	997,500	982,951
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.296% (LIBOR + 4.000%), 11/19/19	1,906,852	1,885,801
Total Wholesale		3,610,334

Total Senior Loans (Cost $190,463,982)		186,444,857

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
CORPORATE BONDS – 8.3% (5.6% of Total Investments)

Banking, Finance, Insurance & Real Estate – 0.3%
AssuredPartners, Inc., 7.000%, 08/15/25(d)	$104,000	$106,535
Icahn Enterprises, 6.250%, 02/01/22	131,000	136,731
Icahn Enterprises, 6.750%, 02/01/24	131,000	138,369
Total Banking, Finance, Insurance & Real Estate		381,635
Chemicals, Plastics & Rubber – 1.1%
Aruba Investments, Inc. (Angus Chemical), 8.750%, 02/15/23(d)	1,500,000	1,539,107
Consumer Products: Durables – 0.0%(e)
Griffon Corp., 5.250%, 03/01/22(d)	27,000	27,338
Energy, Oil & Gas – 0.1%
Pattern Energy Group, Inc., 5.875%, 02/01/24(d)	132,000	139,590
Healthcare & Pharmaceuticals – 0.2%
Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22(d)	129,000	136,257
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24(d)	97,000	103,426
Total Healthcare & Pharmaceuticals		239,683
Hotel, Gaming & Leisure – 0.1%
CRC Escrow Issuer Inc. (Caesars), 5.250%, 10/15/25(d)	107,000	107,067
Media: Broadcasting & Subscription – 1.7%
Gray Television, Inc., 5.125%, 10/15/24(d)	350,000	353,199
Urban One (Radio One, Inc.), 7.375%, 04/15/22(d)	2,000,000	2,002,500
Total Media: Broadcasting & Subscription		2,355,699
Packaging – 0.1%
Multi-Color Corp., 4.875%, 11/01/25(d)	109,000	110,499
Restaurants – 0.1%
Yum! Brands Inc. (KFC), 4.750%, 06/01/27(d)	113,000	116,602
Retail – 1.7%
Lithia Motors, Inc., 5.250%, 08/01/25(d)	128,000	133,120
Rite Aid Corp., 6.125%, 04/01/23(d)	2,245,000	2,181,859
Total Retail		2,314,979
Services: Business – 1.6%
ASP AMC Merger Sub, Inc., 8.000%, 05/15/25(d)	214,000	207,045
Iron Mountain US Holdings, Inc., 5.375%, 06/01/26(d)	383,000	402,150
Iron Mountain, Inc., 4.375%, 06/01/21(d)	383,000	396,405
New Amythyst Corp. (Envision Healthcare Corp.), 6.250%, 12/01/24(d)	421,000	450,338
Solera LLC / Solera Finance, Inc., 10.500%, 03/01/24(d)	680,000	775,200
Total Services: Business		2,231,138
Services: Consumer – 0.1%
LG Financeco Corp. (Lions Gate) (Canada), 5.875%, 11/01/24(d)	153,000	161,215

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017
Investments	Principal	Value
CORPORATE BONDS (continued)

Technology: Hardware – 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24(d)	$189,000	$209,081
Technology: Services – 0.1%
CDK Global, Inc., 4.875%, 06/01/27(d)	116,000	119,915
Technology: Software – 0.9%
Greeneden US Holdings II, LLC (Genesys Telecommunications Laboratories), 10.000%, 11/30/24(d)	582,000	658,388
Project Homestake Merger (Riverbed), 8.875%, 03/01/23(d)	545,000	523,654
Total Technology: Software		1,182,042
Waste Management – 0.1%
GFL Environmental, Inc., 5.625%, 05/01/22 (Canada)(d)	116,000	120,930
Total Corporate Bonds (Cost $10,957,130)		11,356,520

	Shares
COMMON STOCK – 0.0%(e) (0.0% of Total Investments)
Services: Consumer – 0.0%(e)
New Millennium Holdco, Inc. (Cost $215,987)	29,712	27,855
MONEY MARKET FUND – 3.5% (2.3% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.90%(f) (Cost $4,739,005)	4,739,005	4,739,005
Total Investments in Securities - 147.6% (Cost $206,376,104)		202,568,237
Line of Credit Payable (Cost $56,000,000) – (40.8)%		(56,000,000)
Liabilities in Excess of Other Assets – (6.8)%		(9,269,406)
Net Assets – 100.0%		$137,298,831

†	Securities are U.S. securities, unless otherwise noted below.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. LIBOR was the only benchmark utilized for the senior loans at September 30, 2017. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled as of September 30, 2017. The Fund will not accrue interest until the settlement date at which point LIBOR will be established.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $11,081,420 which represents approximately 8.1% of net assets as of September 30, 2017. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Less than 0.05%
(f)	Rate shown reflects the 7-day yield as of September 30, 2017.
(g)	The Fund held defaulted securities for which the income has been deemed uncollectible. As of September 30, 2017, the aggregate value of those securities was $3,194,192, representing 2.3% of the Fund’s net assets. The Fund no longer accrues income on securities for which income has been deemed uncollectible.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans*
Aerospace & Defense	$–	$992,710	$4,480,065	$5,472,775
Automotive	–	–	1,961,177	1,961,177
Banking, Finance, Insurance & Real Estate	–	2,789,888	2,505,625	5,295,513
Beverage, Food & Tobacco	–	–	2,559,587	2,559,587
Building & Construction	–	994,898	1,201,489	2,196,387
Capital Goods	–	1,355,312	–	1,355,312
Consumer Products: Non Durables	–	3,359,994	933,750	4,293,744
Energy, Oil & Gas	–	2,412,063	764,686	3,176,749
Healthcare & Pharmaceuticals	–	9,049,403	594,015	9,643,418
Hotel, Gaming & Leisure	–	1,950,720	1,995,000	3,945,720
Manufacturing	–	3,063,395	10,186,554	13,249,949
Media: Advertising, Printing & Publishing	–	4,636,897	–	4,636,897
Media: Broadcasting & Subscription	–	3,572,809	–	3,572,809
Media: Diversified and Services	–	2,488,892	498,750	2,987,642
Metals & Mining	–	–	1,015,000	1,015,000
Packaging	–	–	748,125	748,125
Restaurants	–	742,034	1,593,283	2,335,317
Retail	–	11,271,645	928,270	12,199,915
Services: Business	–	18,419,539	8,500,914	26,920,453
Services: Consumer	–	15,821,997	1,893,018	17,715,015
Services: Rental	–	–	395,000	395,000
Technology: Hardware	–	1,244,763	–	1,244,763
Technology: Semiconductor	–	1,113,124	–	1,113,124
Technology: Services	–	12,843,154	1,015,000	13,858,154
Technology: Software	–	20,108,621	3,746,938	23,855,559
Telecommunications	–	9,792,493	–	9,792,493
Transportation: Services	–	5,799,092	–	5,799,092
Waste Management	–	–	1,494,834	1,494,834
Wholesale	–	3,610,334	–	3,610,334
Corporate Bonds*	–	11,356,520	–	11,356,520
Common Stock*	–	27,855	–	27,855
Money Market Fund	–	4,739,005	–	4,739,005
Total Investments	$–	$153,557,157	$49,011,080	$202,568,237

* Please refer to the Schedule of Investments for breakdown of valuations by industry.

For information on the Fund’s policy regarding the valuation of investments, please refer to Note 2 in the notes to the Schedule of Investments.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	September 30, 2017

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Balance as of December 31, 2016	$60,645,762
Realized gain	116,732
Change in unrealized appreciation	925,634
Amortization (accretion)	77,772
Purchases	19,151,724
Sales and principal paydowns	(22,596,586)
Transfers into Level 3	4,438,949
Transfers out of Level 3	(13,748,907)
Balance as of September 30, 2017	$49,011,080
Net change in unrealized appreciation attributable to level 3 investments held at September 30, 2017	$2,452,231

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended September 30, 2017 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Advisor.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range
Senior Loans	$49,011,080	Third-party vendor service	Vendor quotes	N/A

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (concluded)	September 30, 2017

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	4.0%
Automotive	1.4
Banking, Finance, Insurance & Real Estate	4.2
Beverage, Food & Tobacco	1.9
Building & Construction	1.6
Capital Goods	1.0
Chemicals, Plastics & Rubber	1.1
Consumer Products: Durables	0.0
Consumer Products: Non Durables	3.1
Energy, Oil & Gas	2.4
Healthcare & Pharmaceuticals	7.2
Hotel, Gaming & Leisure	3.0
Manufacturing	9.7
Media: Advertising, Printing & Publishing	3.4
Media: Broadcasting & Subscription	4.3
Media: Diversified and Services	2.2
Metals & Mining	0.7
Packaging	0.6
Restaurants	1.8
Retail	10.6
Services: Business	21.2
Services: Consumer	13.0
Services: Rental	0.3
Technology: Hardware	1.0
Technology: Semiconductor	0.8
Technology: Services	10.2
Technology: Software	18.3
Telecommunications	7.1
Transportation: Services	4.2
Waste Management	1.2
Wholesale	2.6
Money Market Fund	3.5
Total Investments	147.6
Line of Credit Payable	(40.8)
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	September 30, 2017

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”).

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’). These principles require the Fund’s Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sourced using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the last bid prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued based on the Fund’s proportionate interest in its net assets.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2017 based on cost of $206,376,104 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,781,813 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,589,680 resulting in net unrealized depreciation of $3,807,867.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/29/17

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/29/17

* Print the name and title of each signing officer under his or her signature.